ROCHDALE INVESTMENT TRUST


                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 30, 2004

                 THE DATE OF THIS SUPPLEMENT IS AUGUST 27, 2004


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The phone number for the Portfolios' transfer agent as found on page 27 under the heading "Shareholder Information - How to Buy Shares" and on the inside back cover has been changed to 1-866-209-1967.



















                PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
            THE DATE OF THIS PROSPECTUS SUPPLEMENT IS AUGUST 27, 2004

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                   (Rochdale Investment Trust's SEC Investment
                      Company Act file number is 811-08685)

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